Note 9 - Property and Equipment, Net (Details Textual)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Depreciation, Total		$ 2,117,000	$ 1,322,000	$ 1,023,000
Building [Member]
Number of Property, Plant and Equipment Units Sold to Others	2
Gains (Losses) on Sales of Investment Real Estate				$ 500,000